INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
NOTE 10. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2018	December 31, 2017
In millions of COP
Balance at the beginning of the year	1,657,409	1,581,689
Acquisitions	8,536	92,102
Sales/Write-offs	(10,422)	(71,955)
Gains on valuation (1)	77,350	55,573
Balance at the end of the period (2)	1,732,873	1,657,409

(1)	See note 24.4. Other operating income, net.
(2)	Between December 31, 2018 and 2017 there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 29 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank's related to its investment properties are detailed below:

As of December 31, 2018

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,425,585	59,895	(1,886)	1,483,594
Lands	231,824	17,455	-	249,279
Total	1,657,409	77,350	(1,886)	1,732,873

As of December 31, 2017

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,355,717	49,721	20,147	1,425,585
Lands	225,972	5,852	-	231,824
Total	1,581,689	55,573	20,147	1,657,409

(1)	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2018	December 31, 2017	December 31, 2016
	In millions of COP
Income from rentals	79,756	77,964	66,838
Operating expenses due to:
Investment properties that generated income through rentals	16,531	21,012	21,254
Investment properties that did not generate income through rentals	1,630	2,295	2,495

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2018 and December 31, 2017, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or are foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurement techniques and inputs used by consulting companies, please see Note 29 Fair Value of assets and liabilities.

As of December 31, 2018 and 2017, the Bank does not have investment properties held under financial leases.